Presentation of financial statements (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Impact Adjustment in Accounting Policy
The following tables summarize the impact of the adjustment to results for each comparative period presented:
Six months ended 31 December 2020:

	As previously reported £m		Adjustment £m		Revised £m
Impact on income statement

Selling, general and administrative expenses	(73.0)		(0.6)		(73.6)
Operating profit	17.9		(0.6)		17.3
Profit before tax	16.2		(0.6)		15.6
Tax	(2.9)		0.1		(2.8)
Profit for the period	13.3		(0.5)		12.8

Impact on statement of comprehensive income
Total comprehensive expense	(5.6)		(0.5)		(6.1)

Earnings per share
Basic	6.1	p	(0.3	)p	5.8	p
Diluted	6.0	p	(0.2	)p	5.8	p

Impact on balance sheet
Intangible assets	154.5		(2.7)		151.8
Total non-current assets	515.1		(2.7)		512.4
Deferred tax liability	(28.1)		0.5		(27.6)
Total non-current liabilities	(138.0)		0.5		(137.5)
Net assets	631.3		(2.2)		629.1
Retained earnings	273.9		(2.2)		271.7
Total equity	631.3		(2.2)		629.1

Impact on cash flow statement
Cash generated from operations	33.7		(0.6)		33.1
Net cash inflow from operating activities	33.9		(0.6)		33.3
Purchase of intangible assets	(13.6)		0.6		(13.0)
Net cash outflow from investing activities	(22.8)		0.6		(22.2)

Year ended 30 June 2020:

	As previously reported £m		Adjustment £m	Revised £m
Impact on income statement

Selling, general and administrative expenses	(131.4)		(0.1)	(131.5)
Operating profit	10.5		(0.1)	10.4
Profit before tax	8.4		(0.1)	8.3
Tax	4.1		0.1	4.2
Profit for the period	12.5		—	12.5

Impact on statement of comprehensive income
Total comprehensive income	25.3		—	25.3

Earnings per share
Basic	6.0	p	—	6.0	p
Diluted	6.0	p	—	6.0	p

Impact on balance sheet
Intangible assets	154.4		(2.1)	152.3
Total non-current assets	532.6		(2.1)	530.5
Deferred tax liability	(28.7)		0.4	(28.3)
Total non-current liabilities	(149.2)		0.4	(148.8)
Net assets	502.6		(1.7)	500.9
Retained earnings	255.7		(1.7)	254.0
Total equity	502.6		(1.7)	500.9

Impact on cash flow statement
Cash generated from operations	65.4		—	65.4
Net cash inflow from operating activities	63.0		—	63.0
Purchase of intangible assets	(23.0)		—	(23.0)
Net cash outflow from investing activities	(148.1)		—	(148.1)

	As previously reported £m		Adjustment £m		Revised £m
Impact on income statement
Selling, general and administrative expenses	(112.1)		(0.8)		(112.9)
Operating profit	56.1		(0.8)		55.3
Profit before tax	56.4		(0.8)		55.6
Tax	(11.4)		0.2		(11.2)
Profit for the period	45.0		(0.6)		44.4

Earnings per share
Basic	22.0	p	(0.3	)p	21.7	p
Diluted	21.8	p	(0.3	)p	21.5	p

Impact on statement of comprehensive income
Total comprehensive income	50.5		(0.6)		49.9

Impact on balance sheet
Intangible assets	106.7		(2.1)		104.6
Total non-current assets	274.9		(2.1)		272.8
Deferred tax liability	(16.5)		0.4		(16.1)
Total non-current liabilities	(16.6)		0.4		(16.2)
Net assets	384.8		(1.7)		383.1
Retained earnings	260.1		(1.7)		258.4
Total equity	384.8		(1.7)		383.1

Impact on cash flow statement
Cash generated from operations	83.7		(0.9)		82.2
Net cash inflow from operating activities	70.2		(0.9)		69.3
Purchase of intangible assets	(22.7)		0.9		(21.8)
Net cash outflow from investing activities	(49.9)		0.9		(49.0)

Decrease in cash and cash equivalents	(4.4)		—		(4.4)

Year ended 30 June 2019: